Document and Entity Information	0 Months Ended
Nov. 07, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 07, 2014
Registrant Name	FactorShares Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Nov. 07, 2014
Document Effective Date	Nov. 07, 2014
Prospectus Date	Nov. 07, 2014
PureFunds ISE Cyber Security ETF | PureFunds ISE Cyber Security ETF
Risk/Return:
Trading Symbol	HACK